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United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3181

Federated Hermes Short-Intermediate Duration Municipal Trust

(Exact name of registrant as specified in charter)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of principal executive offices) (Zip code)

Peter J. Germain, Esquire

Federated Hermes, Inc.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant’s telephone number, including area code: 412-288-1900

Date of fiscal year end: June 30

Date of reporting period: 7/1/2021 through 6/30/2022

Item 1. Proxy Voting Record.

Registrant Name: Federated Hermes Short-Intermediate Duration Municipal Trust

Fund Name: Federated Hermes Short-Intermediate Municipal Fund

Issuer Name	Country	Meeting Date	Meeting Type	Record Date	Ticker	Security ID	Symbol Type	Ballot Issue Number	Proposal Text	Proponent	Mgmt Reco	Vote Cast	Fund Name	Logical Ballot Status
Nuveen AMT-Free Quality Municipal Income Fund	United States	8/4/2021	Annual	6/10/2021	NEA	670657774	CUSIP	1.1	Elect Jack B. Evans	Mgmt	For	For	Federated Hermes Short-Intermediate Municipal Fund	Voted
Nuveen AMT-Free Quality Municipal Income Fund	United States	8/4/2021	Annual	6/10/2021	NEA	670657774	CUSIP	1.2	Elect Joanne T. Medero	Mgmt	For	For	Federated Hermes Short-Intermediate Municipal Fund	Voted
Nuveen AMT-Free Quality Municipal Income Fund	United States	8/4/2021	Annual	6/10/2021	NEA	670657774	CUSIP	1.3	Elect Matthew Thornton III	Mgmt	For	For	Federated Hermes Short-Intermediate Municipal Fund	Voted
Nuveen AMT-Free Quality Municipal Income Fund	United States	8/4/2021	Annual	6/10/2021	NEA	670657774	CUSIP	1.4	Elect William C. Hunter	Mgmt	For	For	Federated Hermes Short-Intermediate Municipal Fund	Voted
Nuveen AMT-Free Quality Municipal Income Fund	United States	8/4/2021	Annual	6/10/2021	NEA	670657774	CUSIP	1.5	Elect Albin F. Moschner	Mgmt	For	For	Federated Hermes Short-Intermediate Municipal Fund	Voted
Nuveen California AMT-Free Quality Municipal Income Fund	United States	11/17/2021	Annual	9/20/2021	NKX	670651868	CUSIP	1.1	Elect Jack B. Evans	Mgmt	For	For	Federated Hermes Short-Intermediate Municipal Fund	Voted
Nuveen California AMT-Free Quality Municipal Income Fund	United States	11/17/2021	Annual	9/20/2021	NKX	670651868	CUSIP	1.2	Elect Joanne T. Medero	Mgmt	For	For	Federated Hermes Short-Intermediate Municipal Fund	Voted
Nuveen California AMT-Free Quality Municipal Income Fund	United States	11/17/2021	Annual	9/20/2021	NKX	670651868	CUSIP	1.3	Elect Matthew Thornton III	Mgmt	For	For	Federated Hermes Short-Intermediate Municipal Fund	Voted
Nuveen California AMT-Free Quality Municipal Income Fund	United States	11/17/2021	Annual	9/20/2021	NKX	670651868	CUSIP	1.4	Elect William C. Hunter	Mgmt	For	For	Federated Hermes Short-Intermediate Municipal Fund	Voted
Nuveen California AMT-Free Quality Municipal Income Fund	United States	11/17/2021	Annual	9/20/2021	NKX	670651868	CUSIP	1.5	Elect Albin F. Moschner	Mgmt	For	For	Federated Hermes Short-Intermediate Municipal Fund	Voted

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Hermes Short-Intermediate Duration Municipal Trust

By (Signature and Title)	/s/ John B. Fisher
John B. Fisher
Principal Executive Officer

Date:	August 18, 2022